INCOME TAXES (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Monthly Provisional Payments (MPP)	$ 190,169	$ 1,662
Income tax receivable	27,628	19,538
Fixed assets tax credits	57
Provision tax income	(39,490)	(1,371)
Other tax receivables	21,589	16,684
Total	199,953	36,513
Provision tax income (First category)	10,626	260,538
Monthly Provisional Payments (MPP)	(9,309)	(107,023)
Article No. 21 tax	1
Other taxes	924	127
Total	$ 2,242	$ 153,642